OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of other expenses, net
Other expenses, net are as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Other expenses	11,830	30,249	33,137
Other income	(4,963)	(5,748)	(22,102)
Other expenses, net	6,867	24,501	11,035